Note 6 - Components Of Working Capital Accounts	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Disclosures [Text Block]
6.	Components of working capital accounts

	December 31,	December 31,
	2012	2011

Inventories
Work-in-progress	$8,223	$5,497
Finished goods	2,358	2,119
Supplies and other	4,337	4,215
	$14,918	$11,831

Accrued liabilities
Accrued payroll, commission and benefits	$222,671	$184,493
Accrued interest	1,540	1,888
Customer advances	4,769	4,246
Contingent acquisition consideration	351	2,678
Other	83,881	78,801
	$313,212	$272,106